Condensed Consolidated Statements of Redeemable Convertible and Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Series B Redeemable Convertible Preferred Shares [Member]	Series C1 Redeemable Convertible Preferred Shares [Member]	Series A Convertible Preferred Stock [Member]	Series B-1 Convertible Preferred Stock [Member]	Series B-2 Convertible Preferred Stock [Member]	Enterprise Junior Stock	Series D Redeemable Convertible Preferred Stock [Member]	Series C Convertible Preferred Stock [Member]	Common 1 Stock [Member]	Common Stock	Additional Paid-In Capital [Member]	(Accumulated Deficit) Retained Earnings [Member]	(Accumulated Deficit) Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]
Balance at Dec. 31, 2017	$ (53,588)										$ 229			$ (59,367)
Temporary equity balance, Value at Dec. 31, 2017			$ 52,271	$ 9,716	$ 5,550
Balance, Shares at Dec. 31, 2017											1,953,442
Temporary equity balance, Shares at Dec. 31, 2017			23,711,925	6,357,260	2,304,815
Accretion of discount on Series C1 redeemable convertible preferred shares	(284)			$ 284										(284)
Accretion of preferred return on Series B redeemable convertible preferred shares	(4,182)		$ 4,182											(4,182)
Equity-based compensation	3,893													3,893
Temporary equity balance, Value at Dec. 31, 2018	72,003		$ 56,453	$ 10,000	$ 5,550
Temporary equity balance, Shares at Dec. 31, 2018			23,711,925	6,357,260	2,304,815		0		0
Net income and comprehensive income	5,292													5,292
Balance at Dec. 31, 2018	(48,869)										$ 229			(54,648)
Balance, Shares at Dec. 31, 2018											1,953,442
Cumulative effect adjustment for adoption of Topic 606 at Dec. 31, 2018		$ 116,157													$ 116,157
Exercise of warrant to purchase Series C1 redeemable convertible preferred shares				$ 535
Exercise of warrant to purchase Series C1 redeemable convertible preferred shares, Shares				95,359
Distribution to holders of redeemable convertible and convertible preferred shares	(4,785)		$ (29,065)	$ (10,150)	$ (867)									(3,918)
Accretion of preferred return on Series B redeemable convertible preferred shares	(1,075)		1,075											(1,075)
Reclassification of Series A convertible preferred stock to temporary equity	385			$ 385
Reclassification of Series A convertible preferred stock to temporary equity, shares				6,452,619
Equity-based compensation	764													764
Temporary equity balance, Value at Mar. 31, 2019			$ 28,463	$ 385	$ 4,683
Temporary equity balance, Shares at Mar. 31, 2019			23,711,925	6,452,619	2,304,815
Net income and comprehensive income	35,605													35,605
Balance at Mar. 31, 2019	98,182										$ 229			92,885
Balance, Shares at Mar. 31, 2019											1,953,442
Balance at Dec. 31, 2018	(48,869)										$ 229			(54,648)
Temporary equity balance, Value at Dec. 31, 2018	72,003		$ 56,453	$ 10,000	$ 5,550
Cumulative effect adjustment for adoption of Topic 606 at Dec. 31, 2018		116,157													116,157
Balance, Shares at Dec. 31, 2018											1,953,442
Temporary equity balance, Shares at Dec. 31, 2018			23,711,925	6,357,260	2,304,815		0		0
Temporary equity balance, Value at Sep. 30, 2019			$ 29,556	$ 385	$ 4,683
Temporary equity balance, Shares at Sep. 30, 2019			23,711,925	6,452,619	2,304,815
Net income and comprehensive income	(10,137)
Balance at Sep. 30, 2019	50,855										$ 229			45,558
Balance, Shares at Sep. 30, 2019											1,953,442
Balance at Dec. 31, 2018	(48,869)										$ 229			(54,648)
Temporary equity balance, Value at Dec. 31, 2018	72,003		$ 56,453	$ 10,000	$ 5,550
Cumulative effect adjustment for adoption of Topic 606 at Dec. 31, 2018		$ 116,157													$ 116,157
Balance, Shares at Dec. 31, 2018											1,953,442
Temporary equity balance, Shares at Dec. 31, 2018			23,711,925	6,357,260	2,304,815		0		0
Exercise of warrant to purchase Series C1 redeemable convertible preferred shares				$ 535
Exercise of warrant to purchase Series C1 redeemable convertible preferred shares, Shares				95,359
Distribution to holders of redeemable convertible and convertible preferred shares	(6,142)		$ (29,065)	$ (10,150)	$ (867)									(5,275)
Equity-based compensation prior to Reorganization	1,629													1,629
Effect of Reorganization and reclassification of Series C1 redeemable convertible preferred shares	385		(29,568)	$ (385)	(4,683)	$ 18,942	$ 10,626	$ 3		$ 385	$ (229)	$ 2	$ 235	(11)
Accretion of preferred return on Series B redeemable convertible preferred shares	(2,180)		$ 2,180											(2,180)
Reclassification of Series A convertible preferred stock to temporary equity	(4,656)				$ 4,656
Effect of Reorganization and reclassification of Series C1 redeemable convertible preferred shares, Shares			(23,711,925)	(6,452,619)	(2,304,815)	14,921,676	8,790,249	2,510,249		6,452,619	(1,953,442)	1,953,455
Reclassification of Series A convertible preferred stock to temporary equity, shares					2,304,815
Loss on extinguishment of Series A, Series B-1 and Series B-2 convertible preferred stock	(3,611)				$ (27)	$ 1,965	$ 1,646							(3,584)
Issuance of redeemable convertible preferred stock, net of issuance costs									$ 99,741
Accretion of cumulative dividends and issuance costs on Series D redeemable convertible preferred stock	(555)								555					(555)
Exercise of options to purchase common stock	12												12
Exercise of options to purchase common stock, Shares												297,241
Equity-based compensation	869							$ 86,842					869
Temporary equity balance, Value at Dec. 31, 2019	138,516				$ 4,656	$ 20,907	$ 12,272		$ 100,296	$ 385
Temporary equity balance, Shares at Dec. 31, 2019			0	0	2,304,815	14,921,676	8,790,249		53,593,440	6,452,619
Net income and comprehensive income	(34,793)													(34,793)
Balance at Dec. 31, 2019	18,246							$ 3				$ 2	1,116	16,740
Balance, Shares at Dec. 31, 2019								2,597,091				2,250,696
Balance at Mar. 31, 2019	98,182										$ 229			92,885
Temporary equity balance, Value at Mar. 31, 2019			$ 28,463	$ 385	$ 4,683
Balance, Shares at Mar. 31, 2019											1,953,442
Temporary equity balance, Shares at Mar. 31, 2019			23,711,925	6,452,619	2,304,815
Accretion of preferred return on Series B redeemable convertible preferred shares	(543)		$ 543											(543)
Equity-based compensation	497													497
Temporary equity balance, Value at Jun. 30, 2019			$ 29,006	$ 385	$ 4,683
Temporary equity balance, Shares at Jun. 30, 2019			23,711,925	6,452,619	2,304,815
Net income and comprehensive income	(14,757)													(14,757)
Balance at Jun. 30, 2019	83,379										$ 229			78,082
Balance, Shares at Jun. 30, 2019											1,953,442
Distribution to holders of Common 1 shares and Enterprise.1 Incentive Shares	(1,357)													(1,357)
Accretion of preferred return on Series B redeemable convertible preferred shares	(550)		$ 550											(550)
Equity-based compensation	368													368
Temporary equity balance, Value at Sep. 30, 2019			$ 29,556	$ 385	$ 4,683
Temporary equity balance, Shares at Sep. 30, 2019			23,711,925	6,452,619	2,304,815
Net income and comprehensive income	(30,985)													(30,985)
Balance at Sep. 30, 2019	50,855										$ 229			45,558
Balance, Shares at Sep. 30, 2019											1,953,442
Issuance of redeemable convertible preferred stock, net of issuance costs, shares									53,593,440
Balance at Dec. 31, 2019	18,246							$ 3				$ 2	1,116	16,740
Temporary equity balance, Value at Dec. 31, 2019	138,516				$ 4,656	$ 20,907	$ 12,272		$ 100,296	$ 385
Balance, Shares at Dec. 31, 2019								2,597,091				2,250,696
Temporary equity balance, Shares at Dec. 31, 2019			0	0	2,304,815	14,921,676	8,790,249		53,593,440	6,452,619
Accretion of cumulative dividends and issuance costs on Series D redeemable convertible preferred stock	(1,936)								$ 1,936					(1,936)
Exercise of options to purchase common stock	3												3
Exercise of options to purchase common stock, Shares												496
Exercise of warrant to purchase common stock	12												12
Exercise of warrant to purchase common stock, Shares												297,241
Equity-based compensation	1,210												1,210
Equity-based compensation, Shares								38,339
Temporary equity balance, Value at Mar. 31, 2020					$ 4,656	$ 20,907	$ 12,272		$ 102,232	$ 385
Temporary equity balance, Shares at Mar. 31, 2020					2,304,815	14,921,676	8,790,249		53,593,440	6,452,619
Net income and comprehensive income	11,230													11,230
Balance at Mar. 31, 2020	28,765							$ 3				$ 2	2,341	26,034
Balance, Shares at Mar. 31, 2020								2,635,430				2,548,433
Balance at Dec. 31, 2019	18,246							$ 3				$ 2	1,116	16,740
Temporary equity balance, Value at Dec. 31, 2019	$ 138,516				$ 4,656	$ 20,907	$ 12,272		$ 100,296	$ 385
Balance, Shares at Dec. 31, 2019								2,597,091				2,250,696
Temporary equity balance, Shares at Dec. 31, 2019			0	0	2,304,815	14,921,676	8,790,249		53,593,440	6,452,619
Exercise of options to purchase common stock, Shares	28,547
Temporary equity balance, Shares at Sep. 30, 2020					0		0		0
Net income and comprehensive income	$ (41,826)
Balance at Sep. 30, 2020	415,602											$ 41	444,383	(28,822)
Balance, Shares at Sep. 30, 2020												41,096,319
Balance at Mar. 31, 2020	28,765							$ 3				$ 2	2,341	26,034
Temporary equity balance, Value at Mar. 31, 2020					$ 4,656	$ 20,907	$ 12,272		$ 102,232	$ 385
Balance, Shares at Mar. 31, 2020								2,635,430				2,548,433
Temporary equity balance, Shares at Mar. 31, 2020					2,304,815	14,921,676	8,790,249		53,593,440	6,452,619
Accretion of cumulative dividends and issuance costs on Series D redeemable convertible preferred stock	(1,800)								$ 1,800					(1,800)
Exercise of options to purchase common stock	142												142
Exercise of options to purchase common stock, Shares												28,051
Equity-based compensation	1,256												1,256
Conversion of redeemable convertible and convertible preferred stock into common stock	141,867				$ (4,656)	$ (20,907)	$ (12,272)		$ (104,032)	$ (385)		$ 21	142,231
Equity-based compensation, Shares								25,440
Conversion of redeemable convertible and convertible preferred stock into common stock, Shares					(2,304,815)	(14,921,676)	(8,790,249)		(53,593,440)	(6,452,619)		20,349,223
Conversion of enterprise junior stock into common stock								$ (3)				$ 2	1
Conversion of enterprise junior stock into common stock, Shares								(2,660,870)				2,124,845
Temporary equity balance, Value at Jun. 30, 2020										$ 0
Issuance of common stock from initial public offering, net of issuance costs	293,707											$ 16	293,691
Issuance of common stock from initial public offering, net of issuance costs, Shares												15,964,704
Vesting of restricted common stock	0							$ 0			$ 0	$ 0	0	0
Vesting of restricted common stock												925
Net income and comprehensive income	(25,440)													(25,440)
Balance at Jun. 30, 2020	438,497											$ 41	439,662	(1,206)
Balance, Shares at Jun. 30, 2020												41,016,181
Change in estimate of initial public offering costs	(369)												(369)
Exercise of options to purchase common stock	2,961												2,961
Exercise of options to purchase common stock, Shares												62,193
Equity-based compensation	2,129												2,129
Temporary equity balance, Shares at Sep. 30, 2020					0		0		0
Vesting of restricted common stock												17,945
Net income and comprehensive income	(27,616)													(27,616)
Balance at Sep. 30, 2020	$ 415,602											$ 41	$ 444,383	$ (28,822)
Balance, Shares at Sep. 30, 2020												41,096,319